Prepaid Lease Payments	12 Months Ended
Dec. 31, 2016
Prepaid Lease Payments [Abstract]
Prepaid Lease Payments [Text Block]
7.	Prepaid Lease Payments

As of December 31, 2015 and 2016, prepaid lease payments represented the prepayment of land use right for three pieces of lands located in Shenzhen (with expiry dates on December 31, 2037, December 31, 2037 and February 28, 2040, respectively).

Amortization of prepaid lease payments were HK$1,531, HK$1,527 and HK$1,527 for the years ended December 31, 2014, 2015 and 2016, respectively.